Held-To-Maturity Securities - Additional Information (Detail)	12 Months Ended								1 Months Ended								6 Months Ended					12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 SZITIC Trust Co Ltd USD ($)	Dec. 31, 2013 SZITIC Trust Co Ltd CNY	Dec. 31, 2012 SZITIC Trust Co Ltd CNY	Dec. 31, 2011 SZITIC Trust Co Ltd CNY	Feb. 28, 2012 Zhuhai CNY	Aug. 31, 2013 Bank of Ningbo USD ($)	Aug. 31, 2013 Bank of Ningbo CNY	Jul. 02, 2013 Held-to-maturity Security SZITIC Trust Co Ltd USD ($)	Jul. 02, 2013 Held-to-maturity Security SZITIC Trust Co Ltd CNY	May 31, 2013 Held-to-maturity Security SZITIC Trust Co Ltd USD ($)	May 31, 2013 Held-to-maturity Security SZITIC Trust Co Ltd CNY	May 31, 2012 Held-to-maturity Security SZITIC Trust Co Ltd CNY	Dec. 31, 2011 Held-to-maturity Security SZITIC Trust Co Ltd CNY	Dec. 31, 2013 Held-to-maturity Security SZITIC Trust Co Ltd	Dec. 31, 2012 Held-to-maturity Security SZITIC Trust Co Ltd	Dec. 31, 2011 Held-to-maturity Security SZITIC Trust Co Ltd Minimum	Dec. 31, 2011 Held-to-maturity Security SZITIC Trust Co Ltd Maximum	Dec. 31, 2013 Held-to-maturity Security Bank of Ningbo
Schedule of Held-to-maturity Securities [Line Items]
Investment in Held to Maturity																	100,000,000
Expected yield																	3.00%			14.00%	19.50%
Percentage of total initial trust fund at establishment																	60.00%
Investment maturity period																	5 years					2 years
Investment Income	(1,055,341)	(6,388,717)	(6,117,163)	(8,218,001)								13,215,059	80,000,000	1,651,882	10,000,000	10,000,000
Average return																	14.00%	14.00%	14.00%			3.75%
Interest income	13,827,133	83,705,315	86,194,786	102,202,930	3,895,413	23,581,661	6,593,015	1,972,603				3,720,989	22,525,753
Investment In Time Deposit									100,000,000	$ 1,651,882	10,000,000
Time Deposits Maximum Maturity Period									2 years	2 years	2 years
Interest Rate									4.40%	3.75%	3.75%